Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Schedule of Basic and Diluted EPS

The following table reflects the income and share data used in the basic and diluted EPS calculations:

	2024	2023

Profit / (loss) attributable to ordinary equity holders of the parent	4,438,910	(48,328,195)
Weighted average number of ordinary shares	89,587,853	88,035,353
Basic and diluted earnings / (loss) per share	0.05	(0.55)